Short-term and Long-term Borrowings - Schedule of Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Short term borrowings	¥ 3,860,440,575	$ 561,477,794	¥ 7,979,414,522
Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	3,860,440,575	561,477,794	7,979,414,522
P2P Platforms [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings			79,410,422
Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	1,553,910,792	226,006,951	1,227,347,947
Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	2,250,801,743	327,365,536	5,389,958,760
Private Financial Assets Trading Platform [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings			1,087,388,643
Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	¥ 55,728,040	$ 8,105,307	¥ 195,308,750
Minimum [Member] | P2P Platforms [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	7.50%	7.50%
Term	1 month
Minimum [Member] | Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	5.80%	5.80%
Term	27 days
Minimum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	6.00%	6.00%
Term	12 months
Minimum [Member] | Private Financial Assets Trading Platform [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	7.50%	7.50%
Term	14 days
Minimum [Member] | Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	5.70%	5.70%
Term	1 month
Maximum [Member] | P2P Platforms [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%	12.00%
Term	12 months
Maximum [Member] | Other Institutions [Member] | 5.8% to 10% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	10.00%	10.00%
Term	365 days
Maximum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	16.00%	16.00%
Term	24 months
Maximum [Member] | Private Financial Assets Trading Platform [Member] | 7.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%	12.00%
Term	365 days
Maximum [Member] | Bank [Member] | 5.7% to 7% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	7.00%	7.00%
Term	12 months